Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants [Abstract]
Schedule of Stock Warrant Activity
A summary of the Common Stock warrant activity for the years ended December 31, 2021 and 2020 is as follows:

	Number of warrants	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding at January 1, 2020	1,663,325	$0.41	$0.82
Granted	263,257	0.18	1.09
Exercised	—	—	—

Outstanding at December 31, 2020	1,926,582	$0.38	$0.85	4.06

Exercisable	1,926,582

	Number of warrants	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding at January 1, 2021	1,926,582	$0.38	$0.85
Granted	613,723	4.77	8.85
Exercised	—	—	—

Outstanding at December 31, 2021	2,540,305	$1.44	$2.79	4.84

Exercisable	2,540,305